Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Current Liabilities [Line Items]
Income taxes payable	$ 1,542	$ 1,560
Deferred tax liabilities (Note 25)		1,987
Other	176	315
Other current liabilities	$ 1,718	$ 3,862